Asset transfers - Assets pledged as collateral (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset transfers
Assets pledged against liabilities	£ 35,972	£ 47,395
Loans to customers and debt instruments transferred to provide collateral for issue of debt	8,156	8,965
Debt securities and other borrowings issued for which collateral is provided by transferred assets	4,132	3,512
Trading assets
Asset transfers
Assets pledged against liabilities	15,062	23,601
Loans to banks - amortised cost
Asset transfers
Assets pledged against liabilities	66	62
Loans to customers - amortised cost
Asset transfers
Assets pledged against liabilities	17,493	20,108
Other financial assets
Asset transfers
Assets pledged against liabilities	£ 3,351	£ 3,624